Other Assets - Pension, Retirement Savings and Severance Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Pension And Other Postretirement Benefit Expense [Abstract]
Pension, retirement savings and severance expenses	$ 6,058	$ 5,751	$ 5,217